SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accounting Method: The Plan’s financial statements have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates: The preparation of financial statements in accordance with GAAP requires the plan administrator to make estimates and assumptions that affect certain reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition: The Plan’s investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan's Investment Committee determines the Plan's valuation policies utilizing information provided by its investment advisers and custodians. Purchases and sales of securities are recorded on a trade-date basis. The Plan records interest income on the accrual basis and dividends on the ex-dividend date. Net appreciation in the fair value of investments includes the Plan's gains and losses on investments bought and sold as well as held during the year. See Note 8, Fair Value Measurements, for discussion of fair value measurements.

Notes Receivable: Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be in default, the participant loan balance is reduced, and a benefit payment is recorded. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred.

Contributions Receivable: Participant contributions and any related employer matching contributions are recognized in the period during which the Company makes the respective payroll deduction from the participant's compensation. Non-elective / Profit sharing contributions are recorded in the relevant period in accordance with the Plan document.

Payment of Benefits: Benefits are recorded when paid.

Recently Issued Accounting Standards: No new standards are applicable.

Reclassification: Certain reclassification has been made to prior year's statement of assets available for benefits to conform to the current year presentation. This reclassification has no impact on previously recorded net increase in net assets available for plan benefits.